Other administrative expenses - Remuneration to auditors (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration details
Audit fee	kr (8)	kr (8)	kr (10)
Audit related fee	0	0	0
Tax related fee		0	0
Other fees	(2)	(1)	(1)
Total	kr (10)	kr (9)	kr (11)